CONTINGENT RISKS AND COMMITMENTS (Details) - PEN (S/) S/ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Contingent Credits - Indirect Loans [Abstract]
Indirect loans	[1]	S/ 20,928,055	S/ 22,914,343
Responsibilities under credit line agreements	[2]	86,597,041	88,382,322
Total		107,525,096	111,296,665
Guarantees and Performance Bonds [Member]
Contingent Credits - Indirect Loans [Abstract]
Indirect loans	[1]	18,244,865	20,455,238
Import and Export Letters of Credit [Member]
Contingent Credits - Indirect Loans [Abstract]
Indirect loans	[1]	S/ 2,683,190	S/ 2,459,105

[1]	In the normal course of their business, the Group’s banking subsidiaries are party to transactions with off-balance sheet risk. These transactions expose them to credit risk in addition to the amounts recognized in the consolidated statement of financial position.
[2]	Lines of credit include consumer loans and other consumer loan facilities (credit card receivables) granted to customers and are cancelable upon related notice to the customer.